Revenue - Schedule of Revenue from Contracts with Customers is Disaggregated by Revenue Streams (Details) - ZAR (R) R in Thousands		12 Months Ended
		Feb. 28, 2025		Feb. 29, 2024		Feb. 28, 2023
Revenue from contracts with customers
Subscription revenue - Cartrack		R 4,055,394		R 3,522,816		R 3,003,931
Subscription revenue - Karooooo Logistics		12,783		12,989		6,141
Other revenue - Cartrack		89,618	[1]	90,879	[1]	72,709
Hardware sales		37,018		43,250		29,685
Installation revenue		29,510		29,186		29,278
Miscellaneous contract fees		23,090		18,443		13,746
Vehicle sales		2,099		274,787		250,845
Delivery service fees		407,565		304,040		173,441
Total revenue		4,567,459		4,205,511		3,507,067
Primary geographical markets
Primary geographical markets		4,567,459		4,205,511		3,507,067
Timing of revenue recognition
Timing of revenue recognition		4,567,459		4,205,511		3,507,067
Products and services transferred at a point in time [Member]
Timing of revenue recognition
Timing of revenue recognition		499,282		669,706		323,554
Services transferred over time [Member]
Timing of revenue recognition
Timing of revenue recognition		4,068,177		3,535,805		3,183,513
South Africa [Member]
Primary geographical markets
Primary geographical markets		3,364,854		3,171,851		2,730,401
Africa-Other [Member]
Primary geographical markets
Primary geographical markets		143,803		144,020		131,077
Europe [Member]
Primary geographical markets
Primary geographical markets		399,209		347,628		257,078
Asia-Pacific, Middle East and USA [Member]
Primary geographical markets
Primary geographical markets	[2]	R 659,593		R 542,012		R 388,511

[1]	Information about other revenue is disclosed in Note 19.
[2]	Included in Asia-Pacific is revenue from Singapore amounted to ZAR 141.1 million (2024: ZAR 132.4 million, 2023: ZAR 105.6 million).